Retirement Benefit Plans - Effect on Present Value of Defined Benefit Obligation Due to a Reasonably Possible Change of the Significant Actuarial Assumptions (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Discount rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
0.5% increase	$ (1,073)	$ (1,208)
0.5% decrease	1,139	1,284
Expected rates of salary increases [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
0.5% increase	1,217	1,372
0.5% decrease	$ (1,157)	$ (1,303)